Cover	9 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SHARING SERVICES GLOBAL CORPORATION
Entity Central Index Key	0001644488
Entity Tax Identification Number	30-0869786
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5200 Tennyson Pkwy
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(469)
Local Phone Number	304-9400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5200 Tennyson Pkwy
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(469)
Local Phone Number	304-9400
Contact Personnel Name	John Thatch